Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of trade and other receivables

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Trade receivables – gold sales	42.8	18.7
Trade receivables – copper concentrate	18.2	29.6
Trade receivables – other	7.7	7.5
Payroll receivables	6.3	5.3
Prepayments	59.3	66.3
Value Added Tax and import duties	92.4	53.4
Diesel rebate	1.9	1.2
Other	22.8	16.0
Trade and other receivables	251.4	198.0